PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 8,426,237	$ 8,543,198
Less: accumulated depreciation and amortization	(7,300,848)	(6,708,077)
Net book value	1,125,389	1,835,121
Depreciation and amortization	722,950	980,053	$ 1,145,995
Machinery and laboratory equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	5,116,503	5,201,479
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	1,030,798	1,037,675
Electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	1,793,132	1,818,352
Furniture and tools
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	49,085	42,821
Vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	77,767	78,928
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 358,952	$ 363,943